UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21132
Investment Company Act File Number
Investment Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Investment Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 49.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.475%, with maturity at 2020(1)	$1,076	$1,106,736
2.623%, with maturity at 2023(1)	2,460	2,550,500
2.904%, with various maturities to 2037(1)	2,853	2,972,505
2.913%, with various maturities to 2022(1)	4,770	4,906,291
3.017%, with maturity at 2035(1)	7,605	7,891,790
3.108%, with maturity at 2035(1)	5,503	5,733,060
3.239%, with maturity at 2034(1)	2,784	2,917,568
3.614%, with maturity at 2032(1)	2,231	2,319,025
3.657%, with maturity at 2029(1)	1,570	1,617,768
3.758%, with maturity at 2022(1)	535	557,431
3.816%, with maturity at 2025(1)	2,034	2,158,116
3.856%, with maturity at 2034(1)	1,144	1,238,396
4.173%, with maturity at 2037(1)	2,757	2,969,795
4.353%, with maturity at 2030(1)	2,140	2,315,610
4.50%, with maturity at 2018	5,474	5,774,704
4.709%, with maturity at 2033(1)	7,356	7,960,551
5.00%, with various maturities to 2018	9,010	9,658,175
5.425%, with maturity at 2032(1)	1,028	1,088,708
5.50%, with various maturities to 2018	5,455	5,883,423
6.00%, with various maturities to 2035	12,018	13,246,826
6.50%, with various maturities to 2030	894	990,516
7.00%, with various maturities to 2035	2,506	2,853,249
7.50%, with various maturities to 2017	1,489	1,595,085
8.00%, with various maturities to 2025	484	544,528
9.25%, with maturity at 2017	7	7,424

		$90,857,780

Federal National Mortgage Association:
2.454%, with maturity at 2031(1)	$5,517	$5,733,774
2.763%, with maturity at 2019(1)	2,800	2,901,147
2.821%, with various maturities to 2037(1)	2,122	2,208,618
2.862%, with maturity at 2020(1)	946	964,489
2.904%, with various maturities to 2035(1)	6,402	6,703,287
2.913%, with maturity at 2032(1)	2,927	3,056,910
2.923%, with maturity at 2031(1)	7,802	8,031,801
2.924%, with maturity at 2018(1)	632	643,098
3.121%, with maturity at 2037(1)	6,620	6,961,562
3.129%, with maturity at 2018(1)	89	91,506
3.193%, with maturity at 2040(1)	1,907	2,004,613
3.261%, with maturity at 2036(1)	729	764,868
3.323%, with maturity at 2029(1)	568	586,521
3.375%, with maturity at 2018(1)	73	74,942
3.578%, with maturity at 2030(1)	1,284	1,333,446
3.66%, with maturity at 2036(1)	2,649	2,752,378
3.69%, with maturity at 2034(1)	8,259	8,867,392
3.797%, with maturity at 2030(1)	1,816	1,935,433
3.799%, with maturity at 2030(1)	4,741	4,973,761
3.855%, with maturity at 2035(1)	3,587	3,862,641
3.923%, with maturity at 2034(1)	5,420	5,839,606
4.004%, with maturity at 2021(1)	1,166	1,224,657
4.025%, with maturity at 2036(1)	722	751,996
4.103%, with maturity at 2033(1)	1,908	2,065,172
4.106%, with various maturities to 2021(1)	3,268	3,408,587
4.447%, with various maturities to 2036(1)	6,821	7,381,320

	Principal
	Amount
Security	(000’s omitted)	Value
4.50%, with various maturities to 2018	$15,526	$16,413,827
4.596%, with maturity at 2035(1)	4,852	5,250,517
4.612%, with maturity at 2029(1)	4,320	4,675,456
4.803%, with maturity at 2034(1)	2,393	2,588,965
4.902%, with maturity at 2034(1)	5,577	6,034,844
5.00%, with various maturities to 2019(2)	20,679	22,146,256
5.50%, with various maturities to 2020	3,082	3,323,257
6.00%, with various maturities to 2031	3,564	3,903,233
6.323%, with maturity at 2032(1)	796	861,532
6.50%, with various maturities to 2019	1,355	1,439,165
7.00%, with various maturities to 2033	5,575	6,305,986
8.00%, with maturity at 2023	187	218,154
9.434%, with maturity at 2018(3)	455	521,758
9.50%, with maturity at 2022	727	862,614

		$159,669,089

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$1,159	$1,200,243
8.25%, with maturity at 2020	348	403,716
9.00%, with maturity at 2017	360	409,558

		$2,013,517

Total Mortgage Pass-Throughs (identified cost $245,430,163)		$252,540,386

Collateralized Mortgage Obligations — 5.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.221%, 10/15/22(4)	$108	$107,973
Series 2135, Class JZ, 6.00%, 3/15/29	5,488	5,989,016

		$6,096,989

Federal National Mortgage Association:
Series G93-17, Class FA, 1.281%, 4/25/23(4)	$232	$235,912
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,057	1,174,331
Series G97-4, Class FA, 1.081%, 6/17/27(4)	785	796,311
Series 296, (Interest Only), Class 2, 4.367%, 4/1/24(5)	3,254	798,299
Series 1993-203, Class PL, 6.50%, 10/25/23	1,324	1,472,486
Series 1993-250, Class Z, 7.00%, 12/25/23	372	401,879
Series 1994-14, Class F, 3.171%, 10/25/23(4)	1,310	1,348,946
Series 2001-4, Class GA, 9.887%, 4/17/25(3)	236	272,685
Series 2005-68, (Interest Only), Class XI, 2.961%, 8/25/35(5)	16,076	4,087,905
Series 2009-48, Class WA, 5.857%, 7/25/39(3)	2,832	3,096,553
Series 2009-62, Class WA, 5.553%, 8/25/39(3)	3,937	4,290,675

		$17,975,982

Government National Mortgage Association:
Series 2000-30, Class F, 0.811%, 12/16/22(4)	$1,334	$1,345,947

Total Collateralized Mortgage Obligations (identified cost $24,801,534)		$25,418,918

Commercial Mortgage-Backed Securities — 7.3%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,538,577
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	3,796	3,832,914
COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	8,807	8,883,307
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	924	933,667
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	217	218,237
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	174	175,595
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	736	765,586
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,757,030
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	143	142,783
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	9,650	9,847,845

Total Commercial Mortgage-Backed Securities (identified cost $37,227,472)		$37,095,541

U.S. Government Agency Obligations — 35.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,609,760
5.77%, 1/5/27	3,000	3,406,425

		$9,016,185

Federal Home Loan Bank:
4.125%, 12/13/19	$25,000	$25,796,550
4.125%, 3/13/20	20,000	20,690,740
4.50%, 9/13/19	25,000	26,448,925
4.625%, 9/11/20	1,735	1,846,389
5.365%, 9/9/24	8,000	8,896,560
5.375%, 9/30/22	10,135	11,486,056
5.375%, 8/15/24	3,500	3,898,146
5.75%, 6/12/26	12,000	13,790,304

		$112,853,670

United States Agency for International Development – Israel:
0.00%, 2/15/18	$5,050	$4,058,635
0.00%, 3/15/18	4,030	3,225,447
0.00%, 5/1/18	5,710	4,539,661
0.00%, 5/1/20	1,100	778,131
0.00%, 3/15/21	20,000	13,404,700
5.50%, 12/4/23	6,775	7,684,191
5.50%, 4/26/24	22,000	24,972,464

		$58,663,229

Total U.S. Government Agency Obligations (identified cost $175,689,781)		$180,533,084

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(6)	$7,556	$7,556,070

Total Short-Term Investments (identified cost $7,556,070)		$7,556,070

Total Investments — 99.2% (identified cost $490,705,020)		$503,143,999

Other Assets, Less Liabilities — 0.8%		$4,114,873

Net Assets — 100.0%		$507,258,872

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

(1)		Adjustable rate mortgage.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, for the fiscal year to date ended January 31, 2011 was $12,187.

A summary of open financial instruments at January 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	300 U.S. 2-Year Treasury Note	Short	$(65,841,027)	$(65,756,250)	$84,777
3/11	500 U.S. 5-Year Treasury Note	Short	(60,007,813)	(59,207,032)	800,781
3/11	500 U.S. 10-Year Treasury Note	Short	(62,289,063)	(60,398,438)	1,890,625
3/11	300 U.S. 30-Year Treasury Bond	Short	(38,118,750)	(36,187,500)	1,931,250
3/11	60 U.S. Ultra Long Treasury Bond	Short	(7,837,500)	(7,389,375)	448,125

					$5,155,558

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $5,155,558.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$492,282,326

Gross unrealized appreciation	$11,645,976
Gross unrealized depreciation	(784,303)

Net unrealized appreciation	$10,861,673

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$252,540,386	$—	$252,540,386
Collateralized Mortgage Obligations	—	25,418,918	—	25,418,918
Commercial Mortgage-Backed Securities	—	37,095,541	—	37,095,541
U.S. Government Agency Obligations	—	180,533,084	—	180,533,084
Short-Term Investments	—	7,556,070	—	7,556,070

Total Investments	$—	$503,143,999	$—	$503,143,999

Futures Contracts	$5,155,558	$—	$—	$5,155,558

Total	$5,155,558	$503,143,999	$—	$508,299,557

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011